CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 1,690,521	$ 3,265,141
Prepaid expenses & other	106,859	50,291
Total Current Assets	1,797,380	3,315,432
Property and equipment, net	193,332	169,808
Intangible assets, net	58,201	61,155
Total Assets	2,048,913	3,546,395
Current Liabilities:
Accounts payable	229,051	341,172
Accrued expenses	3,108	39,232
Total Current Liabilities	232,159	380,404
Commitments & Contingencies
Stockholders' Equity (Deficit):
Preferred stock Series A; $0.001 par value, 3,500,000 designated 2,022,321 and 1,924,230 shares issued and outstanding, respectively	2,022	1,924
Common stock - Class A - $0.001 par value, 200,000,000 authorized, 22,440,894 and 22,310,894 shares issued and outstanding, respectively	22,442	22,312
Additional paid-in capital	16,411,418	16,015,484
Deficit accumulated in the development stage	(14,619,128)	(12,873,729)
Total Stockholders' Equity	1,816,754	3,165,991
Total Liabilities and Stockholders' Equity	$ 2,048,913	$ 3,546,395